CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
INCOME FROM OPERATIONS	$ 48,508,000	$ 49,588,000		$ 201,986,000	$ 156,256,000
Other income (expense):
Other non-operating income-net	$ 157,000	$ 149,000		$ 612,000	$ 139,000
Basic weighted average shares outstanding of ordinary shares	153,320,276	153,303,505		153,305,176	153,303,498
Diluted weighted average shares outstanding of ordinary shares	173,197,259	154,020,626		157,544,818	153,303,498
Basic net income per ordinary share	$ 0.04	$ 0.08		$ 0.30	$ (0.66)
Diluted net income per ordinary share	$ 0.03	$ 0.08		$ 0.29	$ (0.66)
CIK0001812667 CC Neuberger Principal Holdings II
General and administrative expenses	$ 2,273,615	$ 293,360	$ 442,331	$ 4,509,681
INCOME FROM OPERATIONS	(2,273,615)	(293,360)	(442,331)	(4,509,681)
Other income (expense):
Change in fair value of derivative liabilities	19,086,800	27,535,200	(40,117,600)	1,480,800
Financing costs			(1,550,280)
Unrealized gain on investments held in Trust Account	206,683	139,903	291,565	324,987
Other non-operating income-net	19,293,483	27,675,103	(41,376,315)	1,805,787
Net income	$ 17,019,868	$ 27,381,743	$ (41,818,646)	$ (2,703,894)
Class A | CIK0001812667 CC Neuberger Principal Holdings II
Other income (expense):
Basic weighted average shares outstanding of ordinary shares	82,800,000	82,800,000	53,076,923	82,800,000
Diluted weighted average shares outstanding of ordinary shares	82,800,000	82,800,000	53,076,923	82,800,000.00
Basic net income per ordinary share	$ 0.16	$ 0.25	$ (0.54)	$ (0.02)
Diluted net income per ordinary share	$ 0.16	$ 0.25	$ (0.54)	$ (0.20)
Class B | CIK0001812667 CC Neuberger Principal Holdings II
Other income (expense):
Basic weighted average shares outstanding of ordinary shares	25,700,000	25,700,000	24,042,735	25,700,000
Diluted weighted average shares outstanding of ordinary shares	25,700,000	25,700,000	24,042,735	25,700,000.00
Basic net income per ordinary share	$ 0.16	$ 0.25	$ (0.54)	$ (0.02)
Diluted net income per ordinary share	$ 0.16	$ 0.25	$ (0.54)	$ (0.02)